GENERAL (Details)	12 Months Ended
Dec. 31, 2018
EnteraGam [member]
General [Line Items]
Agreement Term	4 years
Donnatal and Mytesi [member] | Minimum
General [Line Items]
Agreement Term	1 year 6 months
Donnatal and Mytesi [member] | Maximum
General [Line Items]
Agreement Term	4 years